FORM N-CSRS

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAM STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER WILLIAMS
                                                        114 ANN LEE ROAD
                                                        HARVARD, MA 01451

REGISTRANT'S TELEPHONE NUMBER:                          (978) 772-0052

DATE OF FISCAL YEAR END:                                DECEMBER 31, 2007
DATE OF REPORTING PERIOD:                               DECEMBER 31, 2007


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Annual Report that was transmitted to shareholders can be found below.

      ===================================================================




                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND



      ===================================================================



                               INVESTMENT ADVISER
                    F.L. Putnam InvestmentManagement Company
                               20 William Street
                         Wellesley, Massachusetts 02481




                                  ANNUAL REPORT
                                DECEMBER 31, 2007


      ===================================================================

                        PRINCIPLED EQUITY MARKET FUND

     The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities that the Fund's management believes will contribute to the achievement of the Fund's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. For the information of investors, the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate as a benchmark for its returns.


  Comparison of the Change in Value of a $10,000 Investment in the Principled Equity Market Fund, the Standard & Poors 500 Index and the Wilshire 5000 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE      S&P500 VALUE       WILSHIRE 5000 VALUE
DECEMBER 31, 1996       $10,000.00       $10,000.00         $10,000.00
DECEMBER 31, 1997       $13,100.47       $13,336.28         $13,129.82
DECEMBER 31, 1998       $16,797.54       $17,147.65         $16,204.95
DECEMBER 31, 1999       $20,351.76       $20,755.72         $20,024.21
DECEMBER 31, 2000       $19,587.54       $19,329.84         $18,279.67
DECEMBER 31, 2001       $16,553.51       $17,032.28         $16,274.42
DECEMBER 31, 2002       $13,408.95       $13,268.10         $12,879.82
DECEMBER 31, 2003       $16,961.30       $17,073.95         $16,954.63
DECEMBER 31, 2004       $18,702.55       $18,931.96         $19,069.65
DECEMBER 31, 2005       $19,491.77       $19,861.75         $20,302.84
DECEMBER 31, 2006       $21,918.98       $22,998.93         $23,525.67
DECEMBER 31, 2007       $22,390,57       $23,680.43         $24,874.59


Initial subscription for shares received on December 20, 1996

The results shown above should not be considered predictive of future returns.


         ------------------------------------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return
         ------------------------------------------------------------------

           1 Year    3 Year     5 Year    10 Year    From Inception
         ------------------------------------------------------------------

           2.15%     6.18%      10.8%     5.51%      7.60%
         ------------------------------------------------------------------

         The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
         ------------------------------------------------------------------

                          PRINCIPLED EQUITY MARKET FUND

To the Shareholders of the Principled Equity Market Fund:

The investment objective of the Trust is long-term capital appreciation. The Trust attempts to replicate, over the long term, the total return provided by the domestic equity markets without purchasing investments that possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments.

As noted in the comments and statistics (unaudited) presented by William G. Zink of PanAgora, the Trust's Subadviser which is responsible for managing the Trust's portfolio, during 2007 the Trust's portfolio recorded a net return after expenses (subject to audit) of 2.84%, lower than the 5.49% recorded by the Standard & Poors 500 Stock Index, an unmanaged domestic equity securities index which incurs no expenses. However, since inception the Trust's return has very closely approximated that of the Standard and Poors 500 (within a margin smaller than the Trust's operating expenses) seemingly achieving the Trust's objective.

Audited returns, net of expenses, are found elsewhere within the report.

Excerpted edited comments from PanAgora's portfolio manager follow below:

    "2007 has been a challenging year for the fund. Early in the year performance lagged primarily due to underexposure to the energy sector as represented by the oil integrated majors. Later in the year the impact of the sub-prime mortgage problem adversely effected our over weight positions in financial institutions. In particular positions in Fannie Mae, Bank of America and Washington Mutual have subtracted more than 1.25% from this year's performance. Additionally, the companies we hold in place of restricted companies in the consumer staples sector have done poorly. For example, Altria and Coca-Cola (restricted securities) are up 21.2% and 30.4% respectively while three of the names we own, Hershey, Walgreen and Sysco, are down -18.9%, -16.4% and -13.2% respectively. The consumer staples sector accounts for 1.2% of our 2007 underperformance.

    For 2007 the Domini 400 Social Index lagged the S&P 500 by -1.78%. For the most recent three year period Domini 400 lagged the S&P 500 by an average of -2.07%."

Please do not hesitate to contact us if you have any questions or comments concerning your investment in the Trust.

Sincerely,

David W.C. Putnam
President and Trustee

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007


Assets:
Investments at quoted market value (cost $24,885,363;
 see Schedule of Investments, Notes 1, 2, & 6).................    $37,822,370
Cash  .........................................................        131,800
Dividends and interest receivable..............................         44,238
                                                                   -----------
     Total assets..............................................     37,998,408
                                                                   -----------

Liabilities:
Accrued expenses and other liabilities (Notes 3 & 4)...........         89,684
                                                                   -----------
     Total liabilities.........................................         89,684
                                                                   -----------

Net Assets:
Capital stock (2,750,000 shares authorized at no par value,
 amount paid in on 2,190,271 shares outstanding) (Note 1)......     25,247,808
Accumulated undistributed net investment income (Note 1).......         20,475
Accumulated realized loss from security transactions (Note 1)..       (296,567)
Net unrealized appreciation in value of investments (Note 2)...     12,937,008
                                                                   -----------
     Net assets (equivalent to $17.31 per share, based on
      2,190,271 capital shares outstanding)....................    $37,908,724
                                                                   ===========



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             STATEMENT OF OPERATIONS
                                DECEMBER 31, 2007


Income:
 Dividends.....................................................    $   764,352
 Interest......................................................          8,106
                                                                   -----------
     Total income..............................................        772,458
                                                                   -----------

Expenses:
 Management fees, net (Note 3).................................         98,430
 Insurance expense.............................................         33,102
 Legal fees....................................................         29,499
 Administration fees (Note 4)..................................         28,000
 Trustees' fees and expenses...................................         26,000
 Audit and accounting fees.....................................         19,650
 Transfer fees (Note 4)........................................         12,000
 Custodian fees................................................          9,000
 Other expenses................................................         18,242
                                                                   -----------
     Total expenses............................................        273,923
                                                                   -----------
Net investment income..........................................        498,535
                                                                   -----------

Realized and unrealized gain (loss) on investments:
  Realized gain on investments-net.............................
                                                                     2,157,186
  Decrease in net unrealized appreciation in investments.......     (1,841,287)
                                                                   -----------
     Net gain on investments...................................        315,899
                                                                   -----------
Net increase in net assets resulting from operations...........    $   814,434
                                                                   ===========


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENTS OF CHANGES IN NET ASSETS


                                                    Year Ended      Year Ended
                                                  December 31,     December 31,
                                                       2007            2006
                                                   -------------  ------------
From operations:
 Net investment income...........................    $  498,535        372,388
 Realized gain on investments, net...............     2,157,186        364,283
 (Decrease) increase in net unrealized
  appreciation in investments....................    (1,841,287)     3,630,362
                                                   -------------  ------------
     Net increase in net assets resulting
      from operations............................       814,434      4,367,033
                                                   -------------  ------------
Distributions to shareholders:
 From net investment income
 ($0.23 and $0.17 per share in 2007 and 2006)....      (493,075)      (366,141)
 From net realized gain on investments
 ($0.56 per share in 2007).......................    (1,189,811)            --
                                                   --------------  -----------
     Total distributions to shareholders.........    (1,682,886)      (366,141)
                                                   --------------  -----------

From capital share transactions:
                              Number of Shares
                              2007        2006
                            ---------- -----------
 Proceeds from sale of
  shares..................      --         --              --               --
 Shares issued to share-
  holders in distributions
  reinvested..............    46,468       9,867        809,001        174,655
 Cost of shares redeemed..    (5,988)    (25,869)      (110,765)      (410,704)
                            ---------- ----------- --------------  -----------
 Increase (decrease) in net
  assets resulting from
  capital share
  transactions............   (40,480)   (16,002)        698,236       (236,049)
                            ========== =========== --------------  -----------

Net (decrease) increase in net assets............      (170,216)     3,764,843
Net assets:
  Beginning of period............................    38,078,940     34,314,097
                                                   --------------  -----------
  End of period (including undistributed net
   investment income of $20,475 and $15,015,
   respectively).................................  $ 37,908,724    $38,078,940
                                                   ==============  ===========



   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)


                           Year       Year       Year       Year       Year
                           Ended      Ended      Ended      Ended      Ended
                           December   December   December   December   December
                           31, 2007   31, 2006   31, 2005   31, 2004   31, 2003

Investment income ......   $ 0.37     $ 0.30     $ 0.27     $ 0.31     $ 0.21
Expenses, net...........     0.13       0.13       0.12       0.11       0.10
                          ---------------------------------------------------
Net investment income ..     0.24       0.17       0.15       0.20       0.11
Net realized and
  unrealized gain
  on investments........     0.15       1.87       0.41       1.25       2.87
Gain from disposal of
  investments
  in violation of SRI
  investment
  guidelines-net........     --         --         0.03       --         --
Distributions to
shareholders:
  From net investment
   income...............     0.23       0.17       0.15       0.19       0.11
  From net realized gain
   on investments.....       0.56       --         --         --         --
                          ---------------------------------------------------
Net increase in net
asset
 value..................    (0.40)      1.87       0.44       1.26       2.87
Net asset value:
  Beginning of period...    17.71      15.84      15.40      14.14      11.27
                          ---------------------------------------------------
  End of period.........   $17.31     $17.71     $15.84     $15.40     $14.14
                          ===================================================

Total Return (A)........    2.15%     12.89%      3.82%      10.27%     26.49%
Ratio of expenses
   to average net assets    0.70%      0.76%      0.79%       0.78%      0.79%
Ratio of net investment
   income to average
net assets..............    1.27%      1.05%      0.97%       1.32%      0.92%
Portfolio turnover......    0.14       0.05       0.04        0.08       0.25
Average commission rate
paid....................    0.0151     0.0197     0.0295      0.0498     0.0256
Number of shares
outstanding at end
  of period.............   2,190,271  2,149,791  2,165,793  2,159,379 2,140,529


(A) In 2005, 0.19% of the Trust's total return consists of a gain on an investment not meeting the Trust's SRI investment guidelines. Excluding those items, total return would have been 3.63%.


   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007


                                                                   Value
  Quantity                                                        (Note 1)

COMMON STOCK - 99.77%
             Advertising Industry -- 0.41%
    1,300    Monster Worldwide Incorporated*..................   $    42,120
    2,400    Omnicom Group....................................       114,072
                                                                 -----------
                                                                     156,192
                                                                 -----------

             Aerospace/Defense Industry -- 0.11%
      600    Rockwell Automation Incorporated.................        41,376
                                                                 -----------

             Air Transport Industry -- 0.13%
    4,050    Southwest Airlines Company.......................        49,410
                                                                 -----------

             Auto Parts (OEM) Industry -- 0.15%
      700    Arvinmeritor.....................................         8,211
      600    Superior Industries International................        10,902
    1,300    Synovus Financial Corporation....................        31,304
    1,800    Visteon Corporation*.............................         7,902
                                                                 -----------
                                                                      58,319
                                                                 -----------

             Auto Parts (Replacement) Industry -- 2.06%
   16,850    Genuine Parts Company............................       780,155
                                                                 -----------

             Bank Industry -- 10.04%
    5,100    BB&T Corporation.................................       156,417
   30,906    Bank of America Corporation......................     1,275,182
    8,230    Bank of New York Mellon Corporation..............       401,295
      900    Capital One Financial Corporation................        42,534
   10,800    Citigroup Incorporated...........................       317,952
    6,800    J.P. Morgan Chase & Company......................       296,820


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Bank Industry (Continued)
      600    Keycorp..........................................        14,070
    1,100    M & T Bank Corporation...........................        89,727
    1,100    PNC Financial Services Group.....................        72,215
      900    State Street Corp................................        73,080
    1,500    Suntrust Banks...................................        93,735
    5,500    Wachovia Corporation (2nd New) ..................       209,165
    4,104    Washington Mutual Incorporated...................        55,855
   23,400    Wells Fargo and Company..........................       706,446
                                                                 -----------
                                                                   3,804,493
                                                                 -----------

             Bank (Midwest) Industry -- 1.40%
    1,100    Comerica Incorporated............................        47,883
    2,700    Fifth Third Bankcorp.............................        67,851
    3,300    National City Corporation........................        54,318
    1,100    Northern Trust...................................        84,238
    8,728    US Bankcorp (New) ...............................       277,027
                                                                 -----------
                                                                     531,317
                                                                 -----------

             Beverage (Soft Drink) Industry -- 2.61%
    7,000    Coca Cola Company................................       429,590
    2,000    Coca Cola Enterprises Incorporated...............        52,060
    6,700    Pepsico Incorporated.............................       508,530
                                                                 -----------
                                                                     990,180
                                                                 -----------

             Biotechnology Research & Development Industry
             -- 0.12%
      800    Biogen Idec Incorporated*........................        45,536
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Business Services (Other) Industry -- 0.06%
    1,300    Convergys Corporation*...........................        21,398
      160    Idearc Incorporated..............................         2,810
                                                                 -----------
                                                                      24,208
                                                                 -----------

             Chemical (Diversified) Industry -- 0.70%
    2,700    Air Products and Chemicals Incorporated..........       266,301
                                                                 -----------

             Chemical (Specialty) Industry -- 0.61%
    2,600    Praxair Incorporated.............................       230,646
                                                                 -----------

             Communication Services (Diversified) Industry
             -- 0.44%
      638    Embarq Corporation...............................        31,600
   10,175    Sprint Nextel Corporation........................       133,598
                                                                 -----------
                                                                     165,198
                                                                 -----------

             Computer Integrated Systems Design Industry --
             0.09%
      600    Fiserv Incorporated*.............................        33,294
                                                                 -----------

             Computer & Peripherals Industry -- 5.28%
    3,100    Apple Computer Incorporated*.....................       614,048
   10,500    Dell Incorporated*...............................       257,355
    7,400    EMC Corporation*.................................       137,122
   10,100    Hewlett Packard Company..........................       509,848
    1,800    Ingram Micro Incorporated Class A*...............        32,472
    3,700    International Business Machines Corporation......       399,970
    2,800    Sun Microsystems Incorporated*...................        50,764
                                                                 -----------
                                                                   2,001,579
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Computer Networks Industry - 0.07%
    1,100    Network Appliance Incorporated*..................        27,456
                                                                 -----------

             Computer Software & Services Industry -- 6.96%
    1,600    Adobe Sys Incorporated*..........................        68,368
    2,600    Automatic Data Processing Incorporated...........       115,778
    2,550    CA Incorporated..................................        63,622
      400    Citrix Systems Incorporated*.....................        15,204
    3,000    Compuware Corporation*...........................        26,640
   45,900    Microsoft Corporation............................     1,634,040
    2,700    Nvidia Corporation*..............................        91,854
   27,529    Oracle Corporation*..............................       621,605
                                                                 -----------
                                                                   2,637,111
                                                                 -----------

             Consumer & Business Services Industry -- 0.20%
    1,500    Paychex Incorporated.............................        54,330
      800    Robert Half International Incorporated...........        21,632
                                                                 -----------
                                                                      75,962
                                                                 -----------

             Credit Services Industry -- 0.12%
    3,020    Discover Financial Services......................        45,542
                                                                 -----------

             Diversified Company Industry -- 0.66%
    2,100    Hillenbrand Industries Incorporated..............       117,033
    2,500    Service Corporation International................        35,125
    1,700    Thermo Fisher Scientific Incorporated* ..........        98,056
                                                                 -----------
                                                                     250,214
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Drug Industry -- 3.00%
    2,300    Allergan Incorporated............................       147,752
    3,200    Amerisourcebergen Corporation....................       143,584
    3,700    Amgen Incorporated*..............................       171,828
    7,000    Bristol Myers Squibb Company.....................       185,640
    3,500    Eli Lilly and Company............................       186,865
      700    Genzyme Corporation - General Division*..........        52,108
    1,049    Medco Health Solutions Incorporation*............       106,369
    5,400    Schering Plough Corporation*.....................       143,856
                                                                 -----------
                                                                   1,138,002
                                                                 -----------

             Drugstore Industry -- 1.31%
    2,200    Longs Drugstores Corporation.....................       103,400
   10,300    Walgreen Company.................................       392,224
                                                                 -----------
                                                                     495,624
                                                                 -----------

             Electric and Other Utility Services Combined
             Industry -- 0.09%
    2,100    Sierra Pacific Resources Incorporated............        35,658
                                                                 -----------

             Electric Utility (West) Industry -- 0.51%
    7,000    Puget Energy Incorporated........................       192,010
                                                                 -----------

             Electrical Equipment Industry -- 0.93%
    3,600    Emerson Electric Company.........................       203,976
    1,600    Grainger, WW Incorporated........................       140,032
      600    Qlogic Corporation*..............................         8,520
                                                                 -----------
                                                                     352,528
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Electronics Industry -- 0.12%
      900    Thomas and Betts Corporation*....................        44,136
                                                                 -----------

             Environmental Industry -- 0.48%
    5,500    AutoNation Incorporated*.........................        86,130
    1,000    Flowserve Corporation............................        96,200
                                                                 -----------
                                                                     182,330
                                                                 -----------

             Financial Services Industry -- 5.31%
    7,800    American Express Company.........................       405,756
    1,560    Ameriprise Financial Incorporation...............        85,972
      650    Broadridge Financial Solutions...................        14,579
    1,700    Deluxe Corporation...............................        55,913
    3,400    Franklin Resources Incorporated..................       389,062
    1,100    H&R Block Incorporated...........................        20,427
      900    Janus Capital Group Incorporated.................        29,565
    6,040    Morgan Stanley...................................       320,784
      800    Price T Rowe Group Incorporation.................        48,704
    2,100    Prudential Financial Incorporated................       195,384
   17,550    Schwab (Charles) Corporation.....................       448,403
                                                                 -----------
                                                                   2,014,549
                                                                 -----------

             Food Processing Industry - 3.06%
    1,100    Campbell Soup Company............................        39,303
    4,400    General Mills Incorporated.......................       250,800
    8,800    Hershey Company/The..............................       346,720
    3,100    Kellogg Company..................................       162,533


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Food Processing Industry (Continued)
   12,900    Sara Lee Corporation.............................       207,174
    2,625    William Wrigley Jr. Company......................       153,694
                                                                 -----------
                                                                   1,160,224
                                                                 -----------

             Food Wholesalers Industry -- 1.01%
      300    Supervalu Incorporated...........................        11,256
   11,900    Sysco Corporation................................       371,399
                                                                 -----------
                                                                     382,655
                                                                 -----------

             Furniture/Home Furnishings Industry -- 0.06%
    1,400    Leggett & Platt Incorporated.....................        24,416
                                                                 -----------

             Healthcare Information Systems Industry --
             0.62%
    3,600    McKesson HBOC Incorporated.......................       235,836
                                                                 -----------

             Heavy Construction Industry -- 0.18%
    3,200    Global Industries Incorporated*..................        68,544
                                                                 -----------

             Homebuilding Industry -- 0.04%
    1,200    D.R. Horton Incorporated.........................        15,804
                                                                 -----------

             Household Products Industry -- 2.60%
    1,982    Newell Rubbermaid Incorporated...................        51,294
   12,700    Procter & Gamble Company.........................       932,434
                                                                 -----------
                                                                     983,728
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Independent Oil & Gas Industry -- 2.02%
    2,600    Chesapeake Energy................................       101,920
    2,000    EOG Resources Incorporated.......................       178,500
    2,900    Newfield Exploration Company*....................       152,830
    1,300    Noble Energy Incorporated........................       103,376
    1,423    Plains Exploration & Production Company* ........        76,842
    3,000    XTO Energy Incorporated..........................       154,080
                                                                 -----------
                                                                     767,548
                                                                 -----------

             Industrial Services Industry -- 0.27%
    3,800    Nabors Industries Limited*.......................       104,082
                                                                 -----------

             Insurance (Diversified) Industry -- 3.32%
   11,773    American International Group.....................       686,366
    2,008    Lincoln National Corporation.....................       116,906
    8,000    Lowe's Companies Incorporated....................       180,960
      600    MBIA Incorporated................................        11,178
    1,500    MGIC Investment Corporation......................        33,645
    2,400    Marsh and McLennan Companies.....................        63,528
    7,000    Unum Group.......................................       166,530
                                                                 -----------
                                                                   1,259,113
                                                                 -----------

             Insurance (Life) Industry -- 0.33%
    2,000    AFLAC Incorporated...............................       125,260
                                                                 -----------

             Insurance (Property/Casualty) Industry -- 2.61%
    4,400    Allstate Corporation.............................       229,812
    1,100    American National Insurance Company..............       133,364


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Insurance (Property/Casualty) Industry
             (Continued)
    1,800    Chubb Corporation................................        98,244
      661    Cincinnati Financial.............................        26,136
    1,400    Hartford Financial Services Group................       122,066
    6,000    Progressive Corporation..........................       114,960
      700    Safeco Corporation...............................        38,976
    4,213    The Travelers Companies Incorporated.............       226,659
                                                                 -----------
                                                                     990,217
                                                                 -----------

             Internet Auction Industry -- 0.30%
    3,400    EBay Incorporated*...............................       112,846
                                                                 -----------

             Internet Software & Services Industry -- 0.18%
    4,149    Symantec Corporation*............................        66,965
                                                                 -----------

             Machinery Industry -- 0.22%
      200    Snap On Incorporated.............................         9,648
    1,500    Stanley Works....................................        72,720
                                                                 -----------
                                                                      82,368
                                                                 -----------

             Machinery (Construction & Mining) Industry --
             0.91%
    3,700    Deere and Company................................       344,544
                                                                 -----------

             Management Services Industry -- 0.21%
    1,000    Express Scripts Incorporated *...................        73,000
      338    Gartner Incorporated*............................         5,935
                                                                 -----------
                                                                      78,935
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Manufacturing (Communication/Industrial
             Products) Industry -- 0.02%
      587    JDS Uniphase.....................................         7,807
                                                                 -----------

             Manufacturing (General) Industry -- 0.78%
    2,500    3M Company.......................................       210,800
    1,800    Diebold Incorporated.............................        52,164
      900    Lexmark International Incorporated*..............        31,374
                                                                 -----------
                                                                     294,338
                                                                 -----------

             Manufacturing (General Electronics) Industry --
             0.23%
    3,125    Molex Incorporated...............................        85,313
                                                                 -----------

             Medical Equipment (Wholesale) -- 0.65%
    5,600    Covidien Limited.................................       248,024
                                                                 -----------

             Medical Clinical Supplies & Services Industry
             -- 0.11%
      800    Quest Diagnostics Incorporated...................        42,320
                                                                 -----------

             Medical Services Industry - 0.16%
    2,600    IMS Health.......................................        59,904
                                                                 -----------

             Medical Supplies Industry -- 2.28%
    8,100    Abbott Laboratories..............................       454,815
      500    Cardinal Health Incorporated.....................        28,875
    7,600    Medtronic Incorporated...........................       382,052
                                                                 -----------
                                                                     865,742
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Metal Fabricating Industry -- 1.33%
    9,400    Illinois Tool Works Incorporated.................       503,276
                                                                 -----------

             Natural Gas (Distribution) Industry -- 0.68%
    2,200    Pioneer Natural Resources Company................       107,448
    4,600    WGL Holdings Incorporated........................       150,696
                                                                 -----------
                                                                     258,144
                                                                 -----------

             Natural Gas (Diversified) Industry -- 0.29%
    3,100    Williams Companies Incorporated..................       110,918
                                                                 -----------

             Newspaper Industry -- 0.26%
    2,500    Gannett Incorporated.............................        97,500
                                                                 -----------

             Office Equipment & Supplies Industry -- 0.77%
    2,300    Ikon Office Solutions Incorporated...............        29,946
    1,000    Office Depot Incorporated*.......................        13,910
    5,000    Pitney Bowes Incorporated........................       190,200
    1,050    Staples Incorporated.............................        24,223
    2,100    Xerox Corporation................................        33,999
                                                                 -----------
                                                                     292,278
                                                                 -----------

             Oil Exploration Industry -- 0.18%
    1,612    Cimarex Energy Company...........................        68,558
                                                                 -----------

             Oil and Gas Refining & Marketing Industry --
             0.37%
    1,400    Hess Corporation.................................       141,204
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Oil & Gas Equipment & Services Industry -- 0.33%
      800    Cameron International Corporation*...............        38,504
    3,400    Spectra Energy Corporation.......................        87,788
                                                                 -----------
                                                                     126,292
                                                                 -----------

             Oilfield Services/Equipment Industry -- 2.84%
    1,100    Ensco International Incorporated.................        65,582
    6,200    Halliburton Company..............................       235,042
      800    Helmerich and Payne Incorporated.................        32,056
    1,190    National-Oil Well Incorporated*..................        87,417
    1,800    Noble Corporation................................       101,718
    1,600    Rowan Companies Incorporated.....................        63,136
    1,000    Smith International Incorporated.................        73,850
    1,956    Transocean Incorporated*.........................       280,001
    2,000    Weatherford International Limited*...............       137,200
                                                                 -----------
                                                                   1,076,002
                                                                 -----------

             Packaging & Container Industry -- 1.18%
    6,200    Aptargroup Incorporated .........................       253,642
    1,800    Bemis Company Incorporated.......................        49,284
    5,400    Sealed Air Corporation...........................       124,956
      550    Sonoco Products Company..........................        17,974
                                                                 -----------
                                                                     445,856
                                                                 -----------

             Paper & Forest Products Industry -- 0.21%
       48    Kadant Incorporated*.............................         1,424
    1,700    Plum Creek Timber Company........................        78,268
                                                                 -----------
                                                                      79,692
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Personal Services Industry -- 0.24%
    3,685    Western Union Company............................        89,472
                                                                 -----------

             Petroleum (Integrated) Industry -- 2.47%
    7,816    Devon Energy Corporation.........................       694,921
    2,400    Murphy Oil Corporation...........................       203,616
      500    Sunoco Incorporated..............................        36,220
                                                                 -----------
                                                                     934,757
                                                                 -----------

             Petroleum (Producing) Industry -- 0.57%
    2,000    Apache Corporation...............................       215,080
                                                                 -----------

             Pharmaceutical Research and Development
             Industry -- 0.54%
    3,900    Gilead Sciences Incorporated* ...................       179,439
      580    Hospira Incorporated*............................        24,731
                                                                 -----------
                                                                     204,170
                                                                 -----------

             Publishing Industry -- 0.23%
    2,000    Mcgraw Hill Company Incorporated.................        87,620
                                                                 -----------

             Railroad Industry -- 1.39%
    4,600    CSX Corporation..................................       202,308
    4,200    Norfolk Southern Corporation.....................       211,848
      900    Union Pacific Corporation........................       113,058
                                                                 -----------
                                                                     527,214
                                                                 -----------

             Real Estate (Other) Industry -- 1.31%
    8,600    AMB Property Corporation.........................       495,016
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Recreation Industry -- 0.01%
    2,000    Six Flags Incorporated*..........................         4,060
                                                                 -----------

             Rental & Leasing Industry -- 0.06%
    1,200    United Rentals Incorporated*.....................        22,032
                                                                 -----------

             Restaurant Industry -- 0.56%
      700    Darden Restaurants Incorporated..................        19,397
    3,300    McDonalds Corporation............................       194,403
                                                                 -----------
                                                                     213,800
                                                                 -----------

             Retail Building Supply Industry -- 0.88%
   12,400    Home Depot Incorporated..........................       334,056
                                                                 -----------

             Retail (Online) Industry -- 0.22%
      900    Amazon Incorporated*.............................        83,376
                                                                 -----------

             Retail (Special Lines) Industry -- 0.13%
    1,100    Tiffany & Company................................        50,633
                                                                 -----------

             Retail (Televisions, Radios, and Electronics)
             Industry -- 0.25%
    1,575    Best Buy Company Incorporated....................        82,924
    2,500    Circuit City Corporation.........................        10,500
                                                                 -----------
                                                                      93,424
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Retail Store Industry -- 1.30%
    2,100    American Eagle Outfitters Incorporated...........        43,617
      800    BJ's Wholesale Club Incorporated*................        27,064
    4,300    Borders Group Incorporated.......................        45,795
    4,000    CVS/Caremark Corporation.........................       159,000
      100    Foot Locker Incorporated.........................         1,366
    8,400    Macy's Group Incorporated .......................       217,308
                                                                 -----------
                                                                     494,150
                                                                 -----------

             Securities Brokerage Industry -- 1.12%
      900    Goldman Sachs Group Incorporated.................       193,545
    4,200    Merrill Lynch and Company Incorporated...........       225,456
       87    Piper Jaffray Companies*.........................         4,030
                                                                 -----------
                                                                     423,031
                                                                 -----------

             Semiconductor Industry -- 2.46%
    1,800    Altera Corporation...............................        34,776
    2,200    Analog Devices Incorporated......................        69,740
    1,800    Broadcom Corporation Class A*....................        47,052
   21,500    Intel Corporation................................       573,190
    1,800    LSI Corporation*.................................         9,558
    2,200    Micron Technology Incorporated*..................        15,950
    1,800    National Semiconductor Company...................        40,752
    3,300    Texas Instruments Incorporated...................       110,220
    1,500    Xilinx Incorporated..............................        32,805
                                                                 -----------
                                                                     934,043
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Semiconductor Capital Equipment Industry --
             0.43%
    5,900    Applied Materials Incorporated...................       104,784
    1,000    KLA-Tencor Corporation...........................        48,160
      400    Novellus Systems Incorporated*...................        11,028
                                                                 -----------
                                                                     163,972
                                                                 -----------

             Specialty Eateries Industry -- 0.08%
    1,400    Starbucks Corporation*...........................        28,658
                                                                 -----------

             Technology (Information Services) Industry --
             1.09%
      600    Google Incorporated Class A*.....................       414,888
                                                                 -----------

             Telecommunication Equipment Industry -- 1.79%
   24,700    Cisco Systems Incorporated*......................       668,629
    1,400    Tellabs Incorporated*............................         9,156
                                                                 -----------
                                                                     677,785
                                                                 -----------

             Telecommunication Services Industry -- 4.96%
   33,990    A T & T Incorporated.............................     1,412,624
    8,250    Comcast Corporation Class A*.....................       150,645
    6,700    Verizon Communications Incorporated..............       292,723
    1,861    Windstream Corporation...........................        24,230
                                                                 -----------
                                                                   1,880,222
                                                                 -----------

             Thrift Industry -- 0.84%
    2,900    Federal Home Loan Mortgage Corporation...........        98,803
    5,500    Federal National Mortgage Association............       219,890
                                                                 -----------
                                                                     318,693
                                                                 -----------


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                   (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Toiletries/Cosmetics Industry -- 0.65%
    6,200    Avon Products Incorporated.......................       245,086
                                                                 -----------

             Transportation Industry -- 0.38%
    3,100    Harley-Davidson Incorporated.....................       144,801
                                                                 -----------

             Transportation Services (Not Elsewhere
             Classified) Industry -- 1.23%
    6,600    United Parcel Service Incorporated Class B.......       466,752
                                                                 -----------


             Total common stocks (cost $24,885,363) ...........   37,822,370
                                                                 -----------



CASH & OTHER ASSETS, LESS LIABILITIES - 0.23%.................        86,354
                                                                 -----------


Total Net Assets..............................................  $ 37,908,724
                                                                ============


* Non income producing security

   The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007


1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. The Trust adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on the derecognition of previously recognized deferred tax items, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. Under FIN 48, the Trust recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and Massachusetts Department of Revenue. In connection with adopting FIN 48, the

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

                                   (Continued)

     Trust adopted the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense. No such interest and penalties have been accrued as of December 31, 2007.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
2. Tax basis of investments:
   At December 31, 2007 the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $14,193,054. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,256,046.
   Net unrealized appreciation in investments at December 31, 2007 was $12,937,008. The Trust had post-October capital losses of $321,419 for the year ended December 31, 2007.
3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor"). The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio. The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). For the year ended December 31, 2007, the Trust paid to F.L. Putnam $39,372, and to PanAgora $59,058, in investment advisory fees.
   F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust on December 20, 1996 through March 15, 2002 in order to assist the Trust in commencing operations. On March 15, 2002, the Board of Trustees authorized F.L. Putnam to begin receiving compensation for its services, and F.L. Putnam has received such compensation from that time.
   At December 31, 2007, investment advisory fees of $21,102 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $8,441 was due to F.L. Putnam and $12,661 was due to PanAgora.
4. Independent Registered Public Accountant, Administration and Transfer Agent services: Livingston & Haynes, P.C. serves as independent registered public accountant to the Trust. For the year ended December 31, 2007, the Trust incurred fees of $19,650 for audit and accounting fees. At December 31, 2007, audit and accounting fees of $19,725 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

                                   (Continued)


   The Trust has entered into an agreement with Cardinal Investment Services, Incorporated for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $40,000. At December 31, 2007, administrative and transfer fees of $4,743 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
5. Related parties:
   David W.C. Putnam, the President, Secretary and a trustee of the Trust, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser. Christopher Y. Williams, the Chief Compliance Officer of the Trust, is also the President of Cardinal Investment Services, Incorporated, the Trust's administrator and transfer agent. No amounts were paid by the Trust for his services as Chief Compliance Officer for the year ended December 31, 2007.
6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 2007 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
        securities......................................    $            --
       Other investments................................          5,601,708
                                                            ---------------
                                                            $     5,601,708
                                                            ===============

     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
        securities......................................    $            --
       Other investments................................          6,143,709
                                                            ---------------
                                                            $     6,143,709
                                                            ===============
7. Certain Transactions:
It is the Trust's intention, as authorized by its Board of Trustees, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price no higher than the current net asset value of such shares.
8. Distribution to Shareholders:
   On December 3, 2007, a distribution of $0.79 per share was declared. The distribution was paid on December 27, 2007 to shareholders of record on December 21, 2007. The tax character of distributions paid during 2007 and 2006 was as follows:
                                                         2007            2006
                                                         ----            ----
       Distributions paid from:
          Ordinary income.........................  $    493,075       366,141
          Long-term capital gain..................     1,189,811            --
                                                   --------------  -----------
                                                    $    682,886       366,141
                                                   ==============  ===========

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

                                   (Continued)


9. Investment Restrictions:
   In seeking to achieve its investment objective, the Trust purchases "acceptable" securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal. In February 2005, the Trust's compliance officer determined that two unacceptable securities had been purchased by the Trust's sub-advisor. The Board of Trustees was notified of his findings, and the two securities were subsequently sold on March 21, 2005 for a realized gain of $75,683.

                          PRINCIPLED EQUITY MARKET FUND


                               OFFICERS & TRUSTEES

HOWARD R. BUCKLEY                                Trustee
Born: April 24, 1937
President, Chief Executive Officer and
Director, (Retired) Mercy Health
System of Maine

SISTER ANNE MARY DONOVAN                         Trustee
Born: March 31, 1941
Treasurer, Emmanuel College

LORING E. HART, P.H.D.                           Trustee
Born: September 22, 1924
President (Retired), St. Joseph's College

SISTER MARY LABOURE MORIN                        Trustee
Born: November 17, 1931
Former President, Regional Community of
Portland, Sisters of Mercy of the Americas

DAVID W.C. PUTNAM                                President, Secretary
Born: October 8, 1939                            and Trustee
President
F.L. Putnam Securities Company, Incorporated

REV. MSGR. VINCENT TATARCZUK                     Trustee
Born: April 12, 1925
Chancellor (Retired), Diocese of Portland

GEORGE A. VIOLIN, M.D., F.A.C.S.                 Trustee
Born:February 21, 1944
Physician; Principal, Ambulatory
Surgical Centers of America, L.L.C.

CHRISTOPHER Y. WILLIAMS                          Chief Compliance Officer,Asst.
President, Cardinal Investment Servies, Inc.     Secretary and Asst. Treasurer

REV. MR. JOEL M. ZIFF                            Independent Chairman and
Born: October 10, 1932                           Trustee; Chairman of Audit
Director of Finance, Sisters of Mercy            Committee
of the Americas Mid-Atlantic Community, Inc.


The address for each officer and trustee shown above is 114 Ann Lee Road, Harvard, MA 01451

                          PRINCIPLED EQUITY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Trustees of Principled Equity Market Fund:


We have audited the accompanying statement of assets and liabilities of Principled Equity Market Fund (a Massachusetts business trust), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Principled Equity Market Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                    LIVINGSTON & HAYNES, P.C.


Wellesley, Massachusetts
January 18, 2008

                       This Page Intentionally Left Blank

                          PRINCIPLED EQUITY MARKET FUND



                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
                20 William Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
          260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110

                                    CUSTODIAN
                        State Street Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                        ADMINISTRATOR AND TRANSFER AGENT
                   Cardinal Investment Services, Incorporated
                 114 Ann Lee Road, Harvard, Massachusetts 01451
                                 (978) 772-0052

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219

                              Sullivan & Worcester
               One Post Office Square, Boston, Massachusetts 02109


This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

ITEM 2. CODE OF ETHICS

As of the period ended December 31, 2007, Principled Equity Market Fund (also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Registrant's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions, a copy of which is included as an exhibit to this Form N-CSR. Any person may request without charge a copy of the Registrant's code of ethics by contacting the Trust collect at (978) 772-0052.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees

     For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees for professional services rendered by Livingston & Haynes, P.C. ("L&H"), the Trust's independent public accountant, for the audit of the Trust's annual financial statements and services normally provided by such firm in connection with statutory and regulatory filings and engagements, totaled $14,750 and $13,932.

(b)  Audit-Related Fees

     For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees for professional services rendered by L&H for assurance and related services by such firm that were reasonably related to the performance of the audit of the Trust's annual financial statements, other than those referenced in paragraph (a) above, totaled $0 and $0, respectively.


(c)  Tax Fees

     For the fiscal years ended  December  31, 2007 and  December 31, 2006,  the
     aggregate  fees  for  professional   services   rendered  by  L&H  for  tax
     compliance, tax advice and tax planning totaled $4,900 and $3,483, repectively.

(d)  All Other Fees

     For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees for professional services rendered by L&H for products and services other than those reported in subparagraphs (a) through (c) of this
     Item 4, totaled $0 and $0, respectively.

(e)  Audit Committee Procedures

     Pursuant to Rule 2-01(a)(c)(7) of Regulation S-X, the audit committee has established pre-approval policies and procedures with respect to the audit, audit-related, tax, and other non-audit servies.

     The audit committee has approved 100% of the services described in this
     Item 4 (b) through (d).

(f)  Not applicable

(g) During the Trust's fiscal years ended December 31, 2007 and December 31, 2006, the aggregate non-audit fees billed by L&H for services rendered to F.L. Putnam Investment Management Company ("FLP"), the Trust's investment adviser, and to any entity controlling, controlled by, or under common control with FLP that provides ongoing services to the Trust, totaled $9,680 and $9,350, resprectively.

     During the Trust's fiscal years ended December 31, 2007 and December 31, 2006, the aggregate non-audit fees billed by L&H for services rendered to the Trust, totaled $4,900 and $3,483, respectively

(h) Registrant's board of trustees was made aware of the fact that the Registrant's pricipal accountant provides tax preparation services to the Registrant's investment adviser.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee. The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, Dr. Loring E. Hart, Sr. Mary Laboure Morin, Reverend Vincent Tatarczuk, and George A. Violin.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of the Form N-CSRS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES



                         Principled Equity Market Fund
                       Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>      Approval of auditors
>>      Election of directors
>>      Indemnification provisions for directors
>>      Liability limitations of directors
>>      Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>      Mergers and acquisitions
>>      Restructuring
>>      Re-incorporation
>>      Changes in capitalization
>>      Increase in number of directors
>>      Increase in preferred stock
>>      Increase in common stock
>>      Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>      Poison pills
>>      Golden parachutes
>>      Greenmail
>>      Supermajority voting
>>      Dual class voting
>>      Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>      Annual election of directors
>>      Anti-poison pill
>>      Anti-greenmail
>>      Confidential voting
>>      Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) William G. Zink, Director of Macro-Strategies at PanAgora Asset Management, Inc. ("PanAgora". Mr. Zink has 29 years of investment management experience and has been with PanAgora since 1988.

(a)(2)
        (i) William G. Zink
        (ii)
                (A) 5 accounts; total AUM $1,433,330,437
                (B) 5 accounts; total AUM $674,082,883
                (C) 23 accounts; total AUM $4,496,188,384
        (iii) 2 account with a performance fee; total AUM $610,552,007
        (iv)  N/A

(a)(3) Describe compensation of portfolio manager.
All of PanAgora's investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses, which can exceed 100% of salary. All employees are evaluated by comparing their performance against tailored and specific objectives. Thee goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not the revenue associated with these accounts.

(a)(4) Portfolio managers investment in fund? None
(a)(4)(b) N/A



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


                   REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD        TOTAL           AVERAGE        TOTAL           MAXIMUM NUMBER
              NUMBER OF       PRICE PAID     NUMBER OF       OF SHARES THAT
2006          SHARES          PER SHARE      SHARES          MAY YET BE
              PURCHASED                      PURCHASED       PURCHASED UNDER
                                             AS PART OF      THE PLANS OR
                                             PUBLICALLY      PROGRAMS
                                             ANNOUNCED
                                             PLANS OR
                                             PROGRAMS


JUL 1-31                                                     107,190
AUG 1-31
SEP 1-30                                                     107,190
OCT 1-31                                                     107,190
NOV 1-31                                                     107,190
DEC 1-31

TOTAL           0              0             0               107,109

FOOTNOTES TO TABLE
(a)  The Plan was announced July 18, 2007.
(b)  Share amount approved is equal to 5% of shares outstanding;
     107,190 shares
(c)  The expiration date of the plan is June 30, 2008
(d)  Not aplicable
(e)  Not applicable


ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None


ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications



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